Non-current receivables - Schedule of Non-Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 159,733	$ 183,348
Other non-current receivables	618	565
Investment	1	1
Total non-current receivables	$ 160,352	$ 183,914